Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity New Markets Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity® New Markets Income Fund
Trading Symbol	FNMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® New Markets Income Fund $10,000 $10,024 $11,498 $12,663 $11,679 $12,951 $13,546 $13,297 $11,297 $12,875 $13,748 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,123 $11,155 $12,194 $11,632 $13,309 $14,092 $13,879 $11,631 $12,921 $13,766 J.P. Morgan Emerging Markets Bond Index Global Diversified $10,000 $10,118 $11,146 $12,289 $11,765 $13,534 $14,246 $13,990 $11,502 $12,778 $13,613 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® New Markets Income Fund 6.78% 1.20% 3.23% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 6.54% 0.68% 3.25% J.P. Morgan Emerging Markets Bond Index Global Diversified 6.54% 0.12% 3.13% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,604,400,968
Holdings Count | shares	434
Advisory Fees Paid, Amount	$ 31,136,225
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.0 AA 10.4 A 3.3 BBB 20.8 BB 23.0 B 16.3 CCC,CC,C 16.8 D 0.6 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.0 AA - 10.4 A - 3.3 BBB - 20.8 BB - 23.0 B - 16.3 CCC,CC,C - 16.8 D - 0.6 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 61.6 Corporate Bonds 31.9 Preferred Securities 1.4 U.S. Treasury Obligations 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 61.6 Corporate Bonds - 31.9 Preferred Securities - 1.4 U.S. Treasury Obligations - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Mexico 7.1 United States 5.1 Brazil 4.6 Saudi Arabia 4.5 United Arab Emirates 4.5 Colombia 3.6 Turkey 3.6 Chile 3.6 Dominican Republic 3.4 Others 60.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Mexico - 7.1 United States - 5.1 Brazil - 4.6 Saudi Arabia - 4.5 United Arab Emirates - 4.5 Colombia - 3.6 Turkey - 3.6 Chile - 3.6 Dominican Republic - 3.4 Others - 60.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.6 Dominican Republic International Bond 3.4 Turkish Republic 3.3 Argentine Republic 3.0 Arab Republic of Egypt 3.0 Republic of Nigeria 2.7 Colombian Republic 2.6 Oman Sultanate 2.2 Panamanian Republic 2.1 Indonesia Government 2.1 28.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class M
Trading Symbol	FGWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,607 $10,628 $11,074 $10,835 $9,185 $10,426 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 J.P. Morgan Emerging Markets Bond Index Global Diversified $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 4.00% sales charge) 2.29% 0.07% 1.75% Class M (without 4.00% sales charge) 6.56% 0.89% 2.43% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 6.54% 0.68% 2.97% J.P. Morgan Emerging Markets Bond Index Global Diversified 6.54% 0.12% 2.56% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,604,400,968
Holdings Count | shares	434
Advisory Fees Paid, Amount	$ 31,136,225
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.0 AA 10.4 A 3.3 BBB 20.8 BB 23.0 B 16.3 CCC,CC,C 16.8 D 0.6 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.0 AA - 10.4 A - 3.3 BBB - 20.8 BB - 23.0 B - 16.3 CCC,CC,C - 16.8 D - 0.6 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 61.6 Corporate Bonds 31.9 Preferred Securities 1.4 U.S. Treasury Obligations 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 61.6 Corporate Bonds - 31.9 Preferred Securities - 1.4 U.S. Treasury Obligations - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Mexico 7.1 United States 5.1 Brazil 4.6 Saudi Arabia 4.5 United Arab Emirates 4.5 Colombia 3.6 Turkey 3.6 Chile 3.6 Dominican Republic 3.4 Others 60.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Mexico - 7.1 United States - 5.1 Brazil - 4.6 Saudi Arabia - 4.5 United Arab Emirates - 4.5 Colombia - 3.6 Turkey - 3.6 Chile - 3.6 Dominican Republic - 3.4 Others - 60.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.6 Dominican Republic International Bond 3.4 Turkish Republic 3.3 Argentine Republic 3.0 Arab Republic of Egypt 3.0 Republic of Nigeria 2.7 Colombian Republic 2.6 Oman Sultanate 2.2 Panamanian Republic 2.1 Indonesia Government 2.1 28.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class I
Trading Symbol	FGZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $10,010 $11,106 $11,606 $11,397 $9,675 $11,025 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 J.P. Morgan Emerging Markets Bond Index Global Diversified $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 6.83% 1.18% 2.73% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 6.54% 0.68% 2.97% J.P. Morgan Emerging Markets Bond Index Global Diversified 6.54% 0.12% 2.56% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,604,400,968
Holdings Count | shares	434
Advisory Fees Paid, Amount	$ 31,136,225
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.0 AA 10.4 A 3.3 BBB 20.8 BB 23.0 B 16.3 CCC,CC,C 16.8 D 0.6 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.0 AA - 10.4 A - 3.3 BBB - 20.8 BB - 23.0 B - 16.3 CCC,CC,C - 16.8 D - 0.6 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 61.6 Corporate Bonds 31.9 Preferred Securities 1.4 U.S. Treasury Obligations 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 61.6 Corporate Bonds - 31.9 Preferred Securities - 1.4 U.S. Treasury Obligations - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Mexico 7.1 United States 5.1 Brazil 4.6 Saudi Arabia 4.5 United Arab Emirates 4.5 Colombia 3.6 Turkey 3.6 Chile 3.6 Dominican Republic 3.4 Others 60.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Mexico - 7.1 United States - 5.1 Brazil - 4.6 Saudi Arabia - 4.5 United Arab Emirates - 4.5 Colombia - 3.6 Turkey - 3.6 Chile - 3.6 Dominican Republic - 3.4 Others - 60.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.6 Dominican Republic International Bond 3.4 Turkish Republic 3.3 Argentine Republic 3.0 Arab Republic of Egypt 3.0 Republic of Nigeria 2.7 Colombian Republic 2.6 Oman Sultanate 2.2 Panamanian Republic 2.1 Indonesia Government 2.1 28.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class C
Trading Symbol	FGYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 184	1.79%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $10,002 $10,978 $11,355 $11,036 $9,280 $10,470 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 J.P. Morgan Emerging Markets Bond Index Global Diversified $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 4.69% 0.16% 1.68% Class C 5.69% 0.16% 1.68% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 6.54% 0.68% 2.97% J.P. Morgan Emerging Markets Bond Index Global Diversified 6.54% 0.12% 2.56% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,604,400,968
Holdings Count | shares	434
Advisory Fees Paid, Amount	$ 31,136,225
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.0 AA 10.4 A 3.3 BBB 20.8 BB 23.0 B 16.3 CCC,CC,C 16.8 D 0.6 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.0 AA - 10.4 A - 3.3 BBB - 20.8 BB - 23.0 B - 16.3 CCC,CC,C - 16.8 D - 0.6 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 61.6 Corporate Bonds 31.9 Preferred Securities 1.4 U.S. Treasury Obligations 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 61.6 Corporate Bonds - 31.9 Preferred Securities - 1.4 U.S. Treasury Obligations - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Mexico 7.1 United States 5.1 Brazil 4.6 Saudi Arabia 4.5 United Arab Emirates 4.5 Colombia 3.6 Turkey 3.6 Chile 3.6 Dominican Republic 3.4 Others 60.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Mexico - 7.1 United States - 5.1 Brazil - 4.6 Saudi Arabia - 4.5 United Arab Emirates - 4.5 Colombia - 3.6 Turkey - 3.6 Chile - 3.6 Dominican Republic - 3.4 Others - 60.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.6 Dominican Republic International Bond 3.4 Turkish Republic 3.3 Argentine Republic 3.0 Arab Republic of Egypt 3.0 Republic of Nigeria 2.7 Colombian Republic 2.6 Oman Sultanate 2.2 Panamanian Republic 2.1 Indonesia Government 2.1 28.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class A
Trading Symbol	FGVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,607 $10,621 $11,067 $10,835 $9,177 $10,426 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 J.P. Morgan Emerging Markets Bond Index Global Diversified $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 4.00% sales charge) 2.21% 0.07% 1.73% Class A (without 4.00% sales charge) 6.47% 0.89% 2.42% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 6.54% 0.68% 2.97% J.P. Morgan Emerging Markets Bond Index Global Diversified 6.54% 0.12% 2.56% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,604,400,968
Holdings Count | shares	434
Advisory Fees Paid, Amount	$ 31,136,225
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.0 AA 10.4 A 3.3 BBB 20.8 BB 23.0 B 16.3 CCC,CC,C 16.8 D 0.6 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.0 AA - 10.4 A - 3.3 BBB - 20.8 BB - 23.0 B - 16.3 CCC,CC,C - 16.8 D - 0.6 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 61.6 Corporate Bonds 31.9 Preferred Securities 1.4 U.S. Treasury Obligations 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 61.6 Corporate Bonds - 31.9 Preferred Securities - 1.4 U.S. Treasury Obligations - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Mexico 7.1 United States 5.1 Brazil 4.6 Saudi Arabia 4.5 United Arab Emirates 4.5 Colombia 3.6 Turkey 3.6 Chile 3.6 Dominican Republic 3.4 Others 60.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Mexico - 7.1 United States - 5.1 Brazil - 4.6 Saudi Arabia - 4.5 United Arab Emirates - 4.5 Colombia - 3.6 Turkey - 3.6 Chile - 3.6 Dominican Republic - 3.4 Others - 60.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.6 Dominican Republic International Bond 3.4 Turkish Republic 3.3 Argentine Republic 3.0 Arab Republic of Egypt 3.0 Republic of Nigeria 2.7 Colombian Republic 2.6 Oman Sultanate 2.2 Panamanian Republic 2.1 Indonesia Government 2.1 28.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class Z
Trading Symbol	FGBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2024, significantly influenced by economic conditions in the U.S., investors' outlook for the magnitude and timing of U.S. Federal Reserve interest-rate cuts, and geopolitical uncertainty. Notably, market returns were hampered by a broadly stronger U.S. dollar.
•Against this backdrop, security selection contributed to the fund's performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified Index for the year, with choices in Mexico and Chile helping most, driven by the fund's holdings in corporate bonds.
•Security selection and an overweight in Sri Lanka was another noteworthy relative contributor. Sri Lanka bonds rose late in the year on investor optimism following the country's debt restructuring and Moody's upgrading of Sri Lanka's long-term foreign currency issuer rating. Security selection and an underweight in Peru also helped.
•Country positioning contributed versus the benchmark, especially an overweight in strong-performing Argentina and an underweight in the Philippines, a market that underperformed the benchmark in 2024.
•Conversely, a non-benchmark stake in U.S. Treasurys was the largest detractor versus the benchmark. We use Treasurys from time to time as a risk-management tool and a means to increase the fund's duration, a measure of sensitivity to interest rates. However, the fund's position returned about -7% in 2024.
•An overweight in Venezuela (-6%) also weighed on relative performance this year. This negative was somewhat offset by security selection among Venezuelan bonds.
•Lastly, security selection in Ukraine detracted, overcoming the contribution of our overweight in this outperforming market.
•At the end of 2024, the top country overweights in the fund are Venezuela, Mexico, Brazil, Nigeria and Ghana, whereas underweights are most pronounced in China, the Philippines, Bahrain, Poland and Uruguay.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,010 $11,117 $11,630 $11,424 $9,715 $11,082 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 J.P. Morgan Emerging Markets Bond Index Global Diversified $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 6.85% 1.27% 2.82% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 6.54% 0.68% 2.97% J.P. Morgan Emerging Markets Bond Index Global Diversified 6.54% 0.12% 2.56% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,604,400,968
Holdings Count | shares	434
Advisory Fees Paid, Amount	$ 31,136,225
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$4,604,400,968
Number of Holdings	434
Total Advisory Fee	$31,136,225
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.0 AA 10.4 A 3.3 BBB 20.8 BB 23.0 B 16.3 CCC,CC,C 16.8 D 0.6 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 1.0 AA - 10.4 A - 3.3 BBB - 20.8 BB - 23.0 B - 16.3 CCC,CC,C - 16.8 D - 0.6 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 61.6 Corporate Bonds 31.9 Preferred Securities 1.4 U.S. Treasury Obligations 1.0 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 61.6 Corporate Bonds - 31.9 Preferred Securities - 1.4 U.S. Treasury Obligations - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 Mexico 7.1 United States 5.1 Brazil 4.6 Saudi Arabia 4.5 United Arab Emirates 4.5 Colombia 3.6 Turkey 3.6 Chile 3.6 Dominican Republic 3.4 Others 60.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Mexico - 7.1 United States - 5.1 Brazil - 4.6 Saudi Arabia - 4.5 United Arab Emirates - 4.5 Colombia - 3.6 Turkey - 3.6 Chile - 3.6 Dominican Republic - 3.4 Others - 60.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.6 Dominican Republic International Bond 3.4 Turkish Republic 3.3 Argentine Republic 3.0 Arab Republic of Egypt 3.0 Republic of Nigeria 2.7 Colombian Republic 2.6 Oman Sultanate 2.2 Panamanian Republic 2.1 Indonesia Government 2.1 28.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec